   FUND PROFILE
 July 1, 1999

T. Rowe Price Tax-Exempt MoneyFund--PLUS Class

 A money market fund seeking preservation of capital and liquidity, as well as income. The PLUS class of shares offers unlimited no-minimum checkwriting and a VISA(R) Gold ATM & Check Card.

 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-XXX-XXX-XXXX, or by visiting our Web site at www.troweprice.com.
   A Word About the Fund's Name and Structure. The Tax-Exempt Money Fund - PLUS Class is a share class of the T. Rowe Price Tax-Exempt Money Fund. The PLUS class is not a separate mutual fund; it has the same portfolio as the Tax-Exempt Money Fund, but carries a different set of services (such as unlimited, no-minimum checkwriting and a VISA Gold ATM & Check Card) and different expenses, as discussed later in this profile.


 1. What is the fund's objective?

   The fund's goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income exempt from federal income taxes.
(LOGO)

 2. What is the fund's principal investment strategy?

   The fund provides a stable share price of $1.00 and income that is exempt from federal income taxes. Holdings consist of high-quality, municipal money market securities.

   The fund's average weighted maturity will not exceed 90 days, and yield will fluctuate with changes in short-term interest rates. In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. If rates are expected to fall, longer maturities may be purchased, which typically have higher yields than shorter maturities, to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.

   Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call 1-XXX-XXX-XXXX.


 3. What are the main risks of investing in the fund?

   Since the fund maintains a $1.00 share price, money market funds should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses in the rare event that holdings default or interest rates rise sharply in an unusually short period. Because they are exempt from federal income tax, municipal securities held by the fund are also subject to the risk that a significant decline in tax rates, a restructuring of the tax system, or even serious discussion of these topics in Congress, could cause their prices to fall. There is also geographic risk since adverse developments in a particular state could result in price declines.

   The fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This should be an advantage when interest rates are rising but not when rates are falling. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, there is no guarantee that the fund's returns will equal or exceed the rate of inflation.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


 4. How can I tell if the fund is appropriate for me?

   Tax-Exempt Money PLUS is a class of shares of the Tax-Exempt Money Fund. Like that fund, this class is appropriate if you have some money for which safety and accessibility are more important than total return. Over time, money market securities have shown greater stability and lower returns than bonds or stocks.

   Tax-Exempt Money PLUS offers services that include unlimited, no-minimum checkwriting and a VISA Gold ATM & Check Card. The cost of these services will raise the expense ratio of the PLUS class above that of a typical money fund that does not offer these expanded features.

  . Tax-Exempt Money PLUS is one share class of the T. Rowe Price Tax-Exempt
   Money Fund.


 5. How has the fund performed in the past?

   Tax-Exempt Money PLUS began operations on October 31, 1998, and therefore has a limited performance history. As a point of comparison, however, the following bar chart and table show 10 calendar years of returns for the Tax-Exempt Money Fund, which has the same management program and investment portfolio. (Note that prior to the inception of Tax-Exempt Money PLUS, Tax-Exempt Money Fund had no share classes.)

   Because Tax-Exempt Money PLUS has higher expenses than the Tax-Exempt Money Fund, its performance, had it existed over this period, would have been lower than what is shown. Nevertheless, the bar chart and table indicate risk by showing how much returns can differ over time. Of course, past performance is no guarantee of future returns.

 INSERT BAR
CHART HERE
  Calendar Year Total Returns
 -------------------------------
  1989               5.93%
  1990               5.38
  1991               3.89
  1992               2.53
  1993               2.01
  1994               2.46
  1995               3.40
  1996               3.05
  1997               3.24
  1998               3.08
 -------------------------------




   The fund can also experience short-term performance swings. The best calendar quarter return during the years depicted in the chart was 1.58% in the second quarter of 1989, and the worst was 0.45% in the first quarter of 1993.

 Average Annual Total Returns
                                    Periods ended December 31, 1998

 ---------------------------------- 1 year     5 years     10 years

  Tax-Exempt Money Fund              3.08%      3.05%       4.39%
                                   -----------------------------------
  Lipper Tax-Exempt Money Market
  Funds                              2.92       2.93        4.33
  Lipper Tax-Exempt Money Market     3.04       3.06        --
  Funds Index
 --------------------------------------------------------------------------



 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.


 6. What fees or expenses will I pay?

   The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

   The PLUS class charges you for use of your VISA Gold ATM & Check Card. You will be charged $1 for each automated teller machine (ATM) withdrawal using the card; this fee is waived for the first two such transactions in each month. This fee does not include any third-party fees charged at the ATM machine.

 Fees and Expenses of the Fund
                                                                                Annual fund operating expenses
                                                                         (expenses that are deducted from fund assets)
 ----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.42%/a/
                                                                         -----------------------------------------------
  Other expenses                                                                            0.72%
                                                                         -----------------------------------------------
  Total annual fund operating expenses                                                      1.14%/a/
                                                                         -----------------------------------------------
  Fee waiver/reimbursement                                                                  0.14%
                                                                         -----------------------------------------------
  Net expenses                                                                              1.00%
 ----------------------------------------------------------------------------------------------------------------------------


 /a/
   To limit the fund's expenses during its initial period of operations, T. Rowe Price agreed to bear any expenses through April 30, 1999, to the extent such expenses would cause the ratio of expenses to average net assets to exceed 1.00%. Effective May 1, 1999, T. Rowe Price agreed to extend this expense limitation for a period of one year through April 30, 2000. Fees waived or expenses paid or assumed under these agreements are subject to reimbursement to T. Rowe Price by the fund whenever the fund's expense ratio is below 1.00%; however, no reimbursement will be made after April 30, 2000 (for the first agreement), or April 30, 2002 (for the second agreement), or if it would result in the expense ratio exceeding 1.00%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund.



   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods:

      1 year       3 years      5 years     10 years

       $102           $            $            $
                     348          614         1374
    ----------------------------------------------------



 7. Who manages the fund?

   The fund is managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Patrice Berchtenbreiter Ely manages the fund day-to-day and has been chairman of its Investment Advisory Committee since 1992. She joined T. Rowe Price in 1972 and has been managing investments since 1987.


 8. How can I purchase shares?

   Fill out and return a New Account Form in the postpaid envelope, along with your check. The minimum initial purchase is $2,500. There is no subsequent purchase minimum. You can also open an account by bank wire or by transferring assets from another financial institution.


 9. How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via our automated voice response unit or our Web site. We offer free exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee. A $5 fee is charged for wire redemptions under $5,000.


 10. When will I receive income and capital gain distributions?

   The fund distributes income monthly; normally there are no capital gain distributions for money market funds. Income dividends are ordinarily exempt from federal taxes and any capital gain distributions are taxable. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check.


 11. What services are available?

   The fund offers features not normally available from other mutual funds. Subject to T. Rowe Price approval, which may include a credit review, you may access your account as follows:

   Checkwriting You can write an unlimited number of checks against your account to meet personal expenses. There is no minimum amount requirement for the checks you write.

   VISA Gold ATM & Check Card You may use your ATM & Check Card to purchase merchandise or services at participating establishments or to obtain cash advances from any participating bank. You may also obtain cash using your card and personal identification number (PIN) from ATMs displaying the VISA or Plus System/(R)/ name and logo. Use of your card results in an immediate reduction of your available balance.

To Open a Mutual Fund, Asset Manager, or Brokerage Account
 Investor Services
 1-XXX-XXX-XXXX

For Information on Existing Accounts
 Shareholder Services
 1-800-225-5132

For Yields and Prices and Account Transactions
 Tele*Access/(R)/
 1-800-638-2587 24 hours, 7 days

For Fund Information and Account Transactions on the Internet www.troweprice.com

Investor Centers
 101 East Lombard St. Baltimore, MD 21202

 T. Rowe Price Financial Center 10090 Red Run Blvd. Owings Mills, MD 21117

 Farragut Square 900 17th Street, N.W. Washington, D.C. 20006

 Warner Center, Plaza 5
 21800 Oxnard Street
 Suite 270
 Woodland Hills, CA 91367

 4200 West Cypress St. 10th Floor Tampa, FL 33607

 4410 ArrowsWest Drive
 Colorado Springs, CO 80907

Headquarters
 100 East Pratt Street Baltimore, MD 21202

NEW ACCOUNT FORM                                   (LOGO)
You may purchase shares of a T. Rowe Price fund after reviewing the information in the profile or after requesting and reviewing the fund's prospectus (and other information).

Please note: an IRA will not be established using this form.
If you want to open an IRA, call 1-800-638-5660 to request an IRA New Account Form.
Mail this form to: T. Rowe Price
P.O. Box 17300, Baltimore, MD 21298-9353

For help with this form, call toll free 1-800-638-5660.

Please do not remove the mailing label from this form.

1 PROVIDE YOUR TAX IDENTIFICATION NUMBER
Owner's or Minor's Social Security or Tax ID Number
(Use Minor's Social Security Number for Custodial Account)
_ _ _ _ _ _ _ _ _

Joint Owner's or Custodian's Social Security or Tax ID Number
_ _ _ _ _ _ _ _ _

2 DESIGNATE TYPE OF ACCOUNT AND OWNER NAME(S)
Please print in CAPITAL LETTERS. Choose one:
__   Individual or Joint Account.*
     *Joint tenancy with right of survivorship unless you instruct otherwise. Owner's Name (First, Middle Initial, Last)
    ________________________________
       Title: Mr. Ms. Mrs. Dr.

     Joint Owner's Name (First, Middle Initial, Last)
        ________________________________
        Title: Mr. Ms. Mrs. Dr.

__   Custodial Account.
       Uniform Gift or Transfer to Minors Act (UGMA or UTMA)
       Custodian's Name (First, Middle Initial, Last)
      ________________________________

       Minor's Name (First, Middle Initial, Last)
      ________________________________

       State of Residence (Minor's or Custodian's)
      ________________________________

__    Trust, Corporation, Business, or Other Entity Account.*
       *Please attach the first and last pages of the trust agreement or a copy of
        the corporate resolution.
        Name of Trust, Corporation, or Other Entity
        _________________________________________________________

        Trustee Names or Type of Entity
         ________________________________________________________

        Name of Trust Beneficiary (Optional)        Date of Trust Agreement
     ________________                              __-__-__
                      month   day    year

__   Check this box if your organization is incorporated or tax-exempt under
        Section 501(a) of the Internal Revenue Code, a qualified retirement plan under Section 401(a), or a custodial account under Section 403(b)(7),
and
        you DO NOT want us to file information returns on your behalf.

3 PROVIDE YOUR ADDRESS
Street Address or P.O. Box
__________________________________________________
__________________________________________________

City                 State
____________________                          __

ZIP Code
_ _ _ _ _ - _ _ _ _

4 PROVIDE OTHER ACCOUNT DATA
Daytime Phone                               Ext.
_ _ _   _ _ _ - _ _ _ _                            _ _ _ _

Evening Phone                               Ext.
_ _ _   _ _ _ - _ _ _ _                            _ _ _ _

Date of Birth (Owner/Minor)

Date of Birth (Joint Owner/Custodian)
_ _ - _ _ - _ _                   _ _ - _ _ - _ _
month day year                     month day year

__ U.S. Citizen             __     Resident Alien
__ Nonresident Alien. My permanent foreign address for tax purposes is:
_____________________________________
_____________________________________
Owner's Occupation / Employer Name (Optional)
_____________________________________
Employer Address (Optional)
__________________________________________________________________________

5 SELECT YOUR FUND(S)
Please print the fund name(s) exactly as listed inside the Investment Kit you received with this form. Fill in the amount of your investment for each fund. The minimum initial investment is $2,500 per fund ($1,000 for UGMAs/UTMAs) but is waived if you use Automatic Asset Builder (see Sections 6 and 7E).

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

     Total Investment$________


6 CHOOSE YOUR INVESTMENT METHOD

A.    __ By check.
       Make payable to T. Rowe Price Funds. (Otherwise it may be returned.)

B.    __ By Automatic Asset Builder.
       See Section 7E for instructions.

C.    __ By wire.
        Please call 1-800-225-5132 for the following information and wiring instructions:

     Account Number
     _ _ _ _ _ _ _ _ _ _ - _

     Date of Wire
     _ _ - _ _ - _ _
     month      day        year

 (over, please)
7 SELECT YOUR ACCOUNT SERVICE OPTIONS

A.   TO RECEIVE YOUR DISTRIBUTIONS
Your dividends and capital gains will be reinvested unless you indicate
                                                    ------
otherwise.

        __ Pay dividends and capital gains to me by check.
        __ Transfer dividends and capital gains to my bank account.
             (Please complete Section 7C if you elect this option.)
        __ Pay dividends to me by check and reinvest capital gains.

B.   TO EXCHANGE AND REDEEM FUND SHARES
You can use the telephone or your personal computer to check your account balance, redeem shares, or make exchanges among any identically registered accounts unless you check the boxes below.
         ------

     __ I do NOT want telephone/computer exchange.
     __ I do NOT want telephone/computer redemption.

C. TO MAKE TRANSFERS BETWEEN YOUR BANK AND T. ROWE PRICE
This service makes purchasing or redeeming fund shares even more convenient. Simply call a T. Rowe Price representative or Tele*Access (R) and your transaction will be processed by electronically moving money between your bank account and your mutual fund accounts.

Transfers occur only when you initiate them ($100 minimum) and are made through the Automated Clearing House (ACH) network or by wire.* This service becomes available approximately 20 days after your application is processed. Since you initiate transfers by phone or computer, be sure that you did not decline the phone/computer redemption service above.

     __ Check this box to set up this service. YOU MUST ALSO ATTACH A BLANK, VOIDED CHECK (other than your investment check) from your bank account to this form.

     Any co-owner of your bank account who is not a co-owner of
                                              ---
     your mutual fund account must sign below.

X___________________________________________
Bank Account Co-owner's Signature

*There is a $5 fee for wire redemptions under $5,000 but no fee for ACH transactions.

            ATTACH VOIDED CHECK HERE
D. TO SET UP CHECKWRITING
You can write checks for $500 or more on all T. Rowe Price money market and bond fund accounts (except the High Yield and Emerging Markets Bond funds). Those authorized to write checks should read the checking agreement and sign below.

By signing this form, I agree to all of State Street Bank's checking account rules, and to any conditions and limitations on redeeming checks from the
T. Rowe Price Funds. I also agree that:

(1) This form applies to any other identically registered T. Rowe Price fund checking account I establish later;

(2) If I am subject to IRS backup withholding, I may write checks only on money fund accounts;

(3) State Street Bank and the Fund reserve the right to change, revoke, or close any checking account;

(4) The signatures are authentic, and, for organizations, I have submitted an original or certified resolution authorizing the individuals with legal capacity to sign and act on behalf of the organization.

(Do not detach this section from the rest of the form.)

_____________________________________________________
Fund Name                               Fund Name
_____________________________________________________
Print Name of Owner, Custodian, or Trustee

X___________________________________________________
Signature                                   Date
_____________________________________________________
Print Name of Joint Owner, Co-trustee, Corporate Officer, etc.

X___________________________________________________
Signature                                   Date

How many signatures do you require on checks?
__ Only one owner                 __   All owners


                                  G00-008 6/30/98

E. TO SET UP AUTOMATIC ASSET BUILDER
This service allows you to automatically invest in your fund account through your bank account and/or payroll deduction each month (minimum $50 per fund).

___ Check this box to invest from your bank account.
       Be sure to complete Section 7C and fill in the information below.

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
__________________________________                ____

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

____ Check this box to invest through payroll deduction.
         T. Rowe Price will mail you instructions for this service.

8 SIGN YOUR NEW ACCOUNT FORM
By signing this form, I certify that:

- I agree to be bound by the terms of the prospectus for each fund in which I am investing. If I am purchasing shares after reviewing a fund profile, I understand that I will receive the prospectus after I purchase shares in the fund. I have the authority and legal capacity to purchase mutual fund shares, am of legal age in my state, and believe each investment is suitable for me.

- I authorize T. Rowe Price, the Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form, including telephone/computer services. The Funds use reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone/computer are genuine, and the Funds are not liable for acting on these instructions. (If these procedures are not followed, it is the opinion of certain regulatory agencies that the Funds may be liable for any loss that may result from acting on instructions given.) I understand that anyone who can properly identify my account(s) can make phone/computer transactions on my behalf.

- The Funds can redeem shares from my account(s) to reimburse a fund for any loss due to nonpayment or other indebtedness.

- By selecting the electronic transfer service in Section 7C, I hereby authorize
T. Rowe Price to initiate credit and debit entries to my (our) account at the Financial Institution indicated and for the Financial Institution to credit or debit the same to such account through the Automated Clearing House
(ACH) system, subject to the rules of the Financial Institution, ACH, and the Fund. T. Rowe Price may correct any transaction error with a debit or credit to my Financial Institution account and/or Fund account. THIS AUTHORIZATION, including any credit or debit entries initiated thereunder, is in full force and effect until I notify T. Rowe Price of its revocation by telephone or in writing and T. Rowe Price has had sufficient time to act on it.

- Under penalties of perjury, the tax identification number(s) shown on this form is correct. If I fail to give the correct number or fail to sign this form, T. Rowe Price may reject, restrict, or redeem my investment. I may also be subject to IRS backup withholding (currently 31%) on all distributions and redemptions, and I may be subject to a $50 IRS penalty.

- Under penalties of perjury, I am NOT subject to IRS backup withholding because 1) I have not been notified, or 2) notification has been revoked (cross out "NOT" if you are currently subject to withholding), or 3) I have indicated in Section 4 that I am a nonresident alien and certify that for dividends I am not a U.S. citizen or resident (or I am filing for a foreign corporation, partnership, estate, or trust).

- For clarification on any of these certification issues, please contact us for assistance.

- The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


PLEASE SIGN HERE

X__________________________________________________
Signature of Owner, Custodian, or Trustee         Date

X__________________________________________________
Signature of Joint Owner, Co-trustee, Corporate Officer, etc.   Date

Thank you for your investment. You will receive a confirmation shortly.
8
                     0142